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APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
CNI Charter Funds
400 North Roxbury Drive
Beverly Hills, California 90210

2. The name of each series or class of securities for
which this notice is filed (if the form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):	[  ]
Money Market Fund
Government Fund
California Tax Exempt Fund



3. Investment Company Act File Number:  811-0792

    Securities Act File Number:  333-16093

4(a). Last day of fiscal year for which this Form is filed:
October 31, 1999



















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4(b).  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c). Check box if this is the last time the issuer will be filing this Form.
			[  ]

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):
$ 4,069,789,122
(ii) Aggregate price of securities redeemed or
Repurchased during the fiscal year:  $ 2,013,770,555
(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable to the commission:
	$ 0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 2,013,770,555
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $ 2,056,018,568
(vi) Redemption credits available for use in future years __if Item 5(i) is less than Item 5 (iv) [subtract
Item 5(iv) from Item 5(i)]:   $  0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000264
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 542,788.90

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see instruction D):

	+ $_________





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8. Total of the amount of the registration fee due plus
any interest due [line 5(viii) plus line 7]:

	=  $ 542,788.90




9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[  ] Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/Christopher Salfi

	 Christopher Salfi, Controller, Chief Financial
		Officer

        Date:  December 20, 1999